Accounts Payable and Accrued Expenses and Accounts payable – Related Party	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses and Accounts payable – Related Party

Note 9. Accounts Payable and Accrued Expenses and Accounts payable – Related Party

Significant components of accounts payable and accrued expenses at September 30, 2022 and December 31, 2021 are as follows:

	September 30, 2022	December 31, 2021
	(Unaudited)

Accounts payable	$239,467	$251,404
Accounts payable – related party	53,275	124,370
Accrued expenses	272,916	385,776
Accrued legal costs	349,726	253,901
Accrued salary	113,050	50,228
Accounts payable and accrued expenses and accounts payable – related party	$1,028,434	$1,065,679

As of September 30, 2022 and December 31, 2021, the Company owed Virhtech GmbH, a related party of the Company, $53,275 and $124,370, respectively, for services performed for the Company and is classified as accounts payable – related party on the condensed consolidated balance sheets.